Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (19,773,114)	$ (544,162)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	2,021,209
Loss on extinguishment of debt	364,109
Change in fair value of derivative liabilities	(390,744)
Stock based compensation	14,131,250
Increase in current assets
Prepaid expenses	(190,065)	(132,500)
Inventory	(35,437)
Increase in current liabilities
Accounts payable	(277,250)	(68,093)
Accrued expenses	265,421
Other current liabilities	(111,026)
Net cash flows provided by (used in) operating activities	(3,995,647)	(744,755)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock		257,645
Short term loan from shareholders		492,477
Proceeds from recapitalization	265,827
Proceeds from issuance of convertible notes	10,250,000
Repayment of convertible notes	(3,032,645)
Repayment of subscription agreement loan	(483,474)
Transaction costs paid in connection with convertible notes	(907,499)
Proceeds from notes payable - related party	50,000
Repayment of notes payable - related party	(201,924)
Net cash flows provided by (used in) financing activities	5,940,285	750,122
NET CHANGE IN CASH	1,944,638	5,367
CASH, BEGINNING OF THE PERIOD	3,633	11,174	$ 11,174
CASH, END OF THE PERIOD	1,948,271	16,541	3,633	$ 11,174
Supplemental disclosure of noncash investing and financing activities:
Accounts payable and other liabilities combined, net	4,868,403
Loss pursuant to settlement agreement	317,250
Issuance of shares in reverse acquisition	4,602,576
Conversion of warrants	574
Issuance of shares under working capital loans and non redemption agreements	554
Issuance of commitment fee shares under ELOC agreement	110
Interest paid	44,388
Aspire Biopharma Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			(1,309,872)	(359,070)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation			356,032	100,000
Depreciation and amortization
Increase in current assets
Prepaid expenses			(109,356)	(12,500)
Subscription Receivable
Increase in current assets			(109,356)	(12,500)
Increase in current liabilities
Accounts payable and accrued liabilities			247,846	50,038
Short-term loans from shareholders (net)			906,196	332,668
Increase in current liabilities			1,154,042	382,706
Net cash flows provided by (used in) operating activities			(265,186)	11,136
Cash Flows from Investing Activities:
Net cash provided by (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Series A Preferred stock, par value $0.0001			32
Additional paid in capital			257,613
Net cash flows provided by (used in) financing activities			257,645
NET CHANGE IN CASH			(7,541)	11,136
CASH, BEGINNING OF THE PERIOD	$ 3,633	$ 11,174	11,174	38
CASH, END OF THE PERIOD			3,633	11,174
Supplemental cashflow information:
Cash paid for interest
Cash paid for income taxes			1,013
Note Payable addition from OID			$ 280,549